Statutory Information (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Schedule of Reconciliations of Net Income and Stockholder's Equity
Reconciliations of net income and stockholder’s equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Stockholder's Equity
	2023	2022	2021	2023	2022
Based on SAP	$(1.0)	$(0.1)	$1.1	$10.8	$11.8
Policy and claim reserves	1.1	—	—	1.1	—
Investment valuation difference	—	—	(0.1)	(0.7)	(1.0)
Current income taxes	(0.2)	—	—	(0.2)	—
Deferred taxes	(0.2)	0.5	—	0.3	0.4
Deferred gain on disposal of businesses and gains on disposal of businesses	—	—	0.1	(0.4)	(0.6)
Other differences	0.5	(1.0)	0.1	1.2	1.2
Based on GAAP	$0.2	$(0.6)	$1.2	$12.1	$11.8